Assets held for sale - Rigel Sale (Details) - USD ($) $ in Millions			12 Months Ended
		Dec. 02, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal			$ 16,409	$ 17,175
Loss on disposal	[1]		(63)	632	$ 61
Drilling units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal			14,930	$ 15,145	$ 12
Drilling units | West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal		$ 210	210
Loss on disposal		$ (82)	(82)
Non-current assets held for sale			128
Drilling units | Gain (Loss) on Disposal | West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal			210
Loss on disposal			(82)
Non-current assets held for sale			$ 128

[1]	Includes transactions with related parties. Refer to Note 31.